Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Revenues, net	$ 45,468	$ 58,344	$ 25,341
Spot Charters [Member]
Product Information [Line Items]
Revenues, net	12,665	39,099	13,711
Time Charters [Member]
Product Information [Line Items]
Revenues, net	$ 32,803	$ 19,245	$ 11,630